RESTRICTED NET ASSETS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
RESTRICTED NET ASSETS
Required percentage of after-tax-profit allocated to general reserve	10.00%
Required percentage of after tax profit allocated to development fund	25.00%
Percentage of annual increase of net assets to be set aside prior to payment of dividends	25.00%
Restricted net assets	524,148	509,421